Schedule I — Parent Only Financial Information	12 Months Ended
Mar. 31, 2025
Schedule I — Parent Only Financial Information [Abstarct]
SCHEDULE I — PARENT ONLY FINANCIAL INFORMATION

SCHEDULE I — PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company only financial information of Grande Group.

Condensed balance sheets
As of March 31, 2025 and 2024
(Stated in US Dollars)

	2025	2024
ASSETS
Cash	$6,423	$-
Due from a subsidiary	255,846	262,256
Total current asset	262,269	262,256

Investment in a subsidiary	1,538,469	1,538,462
TOTAL ASSETS	$1,800,738	$1,800,718

LIABILITY AND SHAREHOLDERS’ EQUITY
Due to related parties	$1,800,625	$1,800,618
TOTAL LIABILITY	1,800,625	1,800,618

SHAREHOLDERS’ EQUITY
Class A Ordinary Shares, par value $0.00001 per share, 4,950,000,000 shares authorized; 17,750,000 and 10,000,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively*	178	100
Class B Ordinary Shares, par value $0.00001 per share, 50,000,000 shares authorized; 5,000,000 and nil shares issued and outstanding as of March 31, 2025 and 2024, respectively*	50	-
Subscription receivables	(128)	-
Retained earnings	13	-
Total Shareholders’ Equity	113	100

TOTAL LIABILITY AND SHAREHOLDERS’ EQUITY	$1,800,738	$1,800,718

*	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation

Condensed statements of operations
For the years ended March 31, 2025, 2024 and 2023
(Stated in US Dollars)

	2025	2024	2023
Other incomes
Interest income	$13	$—	$—
Total other incomes	13	—	—

Income before taxes	13	—	—
Provision for income taxes	—	—	—
Net income	$13	$—	$—

Condensed statements of cash flows
For the years ended March 31, 2025, 2024 and 2023
(Stated in US Dollars)

	2025	2024	2023
Cash flows from operating activities:
Net income	$13	$—	$—
Net cash provided by operating activities	13	—	—

Cash flow from financing activities:
Advance from a related party	6,410	—	—
Net cash provided by financing activities	6,410	—	—

Net increase in cash	6,423	—	—
Cash at beginning of the year	—	—	—
Cash at end of the year	$6,423	$—	$—

Supplementary cash flows information:
Non-cash investing and financing activities:
Dividends directly paid by a subsidiary to shareholders	$769,231	$—	$—
Investment in a subsidiary recorded in amounts due to related parties	$7	$—	$—

(i)	Basis of presentation

The Company was incorporated in the BVI on August 6, 2020 as an investment holding company.

The condensed parent company financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements.

(ii)	Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiary of Grande Group exceed 25% of the consolidated net assets of Grande Group. A significant portion of the Company’s operations and revenue are conducted and generated by the Company’s wholly-owned subsidiary, Grande Capital, which is licensed by the Securities and Futures Commission of Hong Kong. The ability of this operating subsidiary to pay dividends to the Company may be restricted because this Securities and Futures Commission of Hong Kong licensed operating subsidiary is subject to the minimum paid-up capital and liquid capital requirements imposed by the Hong Kong Securities and Futures Ordinance to maintain its business license and due to the availability of cash balances of this operating subsidiary.

As of March 31, 2025 and 2024, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.